Expense Example {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-14 - Fidelity® Mid Cap Value Fund	Apr. 01, 2022 USD ($)
Fidelity Mid Cap Value Fund-Class A
Expense Example:
1 year	$ 658
3 years	834
5 years	1,024
10 years	1,575
Fidelity Mid Cap Value Fund-Class M
Expense Example:
1 year	460
3 years	694
5 years	945
10 years	1,665
Fidelity Mid Cap Value Fund-Class C
Expense Example:
1 year	265
3 years	511
5 years	881
10 years	1,719
Fidelity Mid Cap Value Fund - Class I
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
Fidelity Mid Cap Value Fund-Class Z
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	$ 567